Capital and Reserves - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Oct. 23, 2024	Sep. 30, 2024	May 07, 2024	Apr. 11, 2024	Mar. 31, 2024	Mar. 24, 2024	Dec. 27, 2023
Disclosure of classes of share capital [line items]
Shares issued		38,745,000	38,729,250		15,000		36,900,000	10,000
Par value of shares						$ 0.0001
Number of shares acquired								102,756,000
Authorized share capital						500,000,000
Authorized share capital amount								$ 50,000
New shares issued					5,000
Shares outstanding		38,745,000			15,000		36,900,000
Conversion of convertible bond			$ 5,000,000
Allotment of ordinary shares				$ 5,000,000
Number of ordinary shares converted from bond			750	750
Key Management Personnel of Entity or Parent
Disclosure of classes of share capital [line items]
Shares issued								9,000
Other Minority
Disclosure of classes of share capital [line items]
Shares issued								1,000
Existing Shareholders
Disclosure of classes of share capital [line items]
Shares issued			36,885,000
Convertible Bond Investors
Disclosure of classes of share capital [line items]
Shares issued			1,844,250
Sumitomo Corporation
Disclosure of classes of share capital [line items]
Shares issued	12,756,000
Par value of shares	$ 1
Cash consideration	$ 12,800,000
Related Parties
Disclosure of classes of share capital [line items]
Cash consideration	11,600,000
Additional cash payment to associates	800,000
Aditional payment on equity method investments recognized as capital injection	$ 800,000
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued								10,000	1
Par value of shares						$ 0.0001			$ 0.0001
Authorized share capital						450,000,000
Class A Ordinary Shares | Key Management Personnel of Entity or Parent
Disclosure of classes of share capital [line items]
Shares issued								9,000	1
Class A Ordinary Shares | OMS PL
Disclosure of classes of share capital [line items]
Shares issued								9,999
Class A Ordinary Shares | Other Minority
Disclosure of classes of share capital [line items]
Shares issued								1,000
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares						$ 0.0001
Authorized share capital						50,000,000